SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

	As of March 31, and for the years ended March 31,
Item	2025	2024	2023
Revenue	$202,007	$530,606	$1,099,225
Cost of revenue	113,376	355,664	750,740
Gross profit	88,631	174,942	348,485
Operating expenses	775,846	262,281	186,500
Segment operating income (loss)	(687,215)	(87,339)	161,985
Segment other income (expense)	(27,465)	(5,858)	12,283
Segment assets	367,927	353,920	181,415